Award Timing Disclosure	12 Months Ended
Aug. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee and management monitor the Company’s equity award grant practices to evaluate whether such practices comply with applicable regulations and are consistent with good corporate practices. The Committee has adopted a policy regarding the timing of grants of PSUs, RSUs and stock options to employees which generally provides that such grants will be made on an annual basis during the first quarter or at the beginning of the second quarter of the fiscal year and at least two business days after the Company has issued its full-year earnings release for the prior fiscal year. Other than with respect to such annual grants, the Company generally does not schedule its equity awards in anticipation of the release of material non-public
information nor does the Company time the release of material non-public
information based on equity award dates or for the purpose of affecting the value of executive compensation. During fiscal 2025, no stock option grants were made to any Named Executive Officers during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method	The Committee has adopted a policy regarding the timing of grants of PSUs, RSUs and stock options to employees which generally provides that such grants will be made on an annual basis during the first quarter or at the beginning of the second quarter of the fiscal year and at least two business days after the Company has issued its full-year earnings release for the prior fiscal year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Other than with respect to such annual grants, the Company generally does not schedule its equity awards in anticipation of the release of material non-public
information nor does the Company time the release of material non-public
information based on equity award dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false